Eaton Vance
Ohio Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 103.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 4.5%
Ohio Water Development Authority:
5.00%, 12/1/38	$1,000	$ 1,042,003
Green Bonds, 5.00%, 12/1/38	1,000	1,085,680
Sustainability Bonds, 5.00%, 12/1/40	2,000	2,135,495
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 3.95%, 12/1/54(1)	2,800	2,800,000
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,305	1,431,973
		$ 8,495,151
Education — 15.7%
Dayton-Montgomery County Port Authority, OH, (Dayton Regional STEM Schools, Inc.):
5.00%, 12/1/32	$820	$ 873,324
5.00%, 12/1/44	1,250	1,231,641
Kent University, OH, 5.00%, 5/1/36	670	744,975
Miami University, OH, 4.00%, 9/1/45	2,000	1,793,413
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,024,305
Ohio Higher Educational Facility Commission, (Denison University):
5.00%, 11/1/48	2,250	2,285,269
5.25%, 11/1/46	1,355	1,359,426
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	2,175	2,223,971
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,030,207
Ohio Higher Educational Facility Commission, (University of Dayton):
5.00%, 2/1/38	1,200	1,264,391
5.00%, 2/1/42	500	518,016
Ohio State University:
5.00%, 12/1/29	1,060	1,161,263
5.25%, 12/1/46	2,000	2,101,506
Green Bonds, 4.00%, 12/1/43	1,725	1,590,636
Ohio University, 5.25%, 12/1/54	3,000	3,087,634
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
4.00%, 4/1/33	335	338,650
4.00%, 4/1/34	510	513,349
4.00%, 4/1/35	350	349,114
University of Cincinnati, OH:
5.00%, 6/1/47	2,000	2,003,036
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Cincinnati, OH: (continued)
5.25%, 6/1/49	$4,000	$ 4,150,704
		$ 29,644,830
Electric Utilities — 2.3%
American Municipal Power, Inc., OH, (Combined Hydroelectric), 5.00%, 2/15/48	$1,300	$ 1,310,582
American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility), 5.00%, 2/15/46	1,000	1,000,819
American Municipal Power, Inc., OH, (Meldahl Hydroelectric), Green Bonds, 4.00%, 2/15/34	2,005	2,007,722
		$ 4,319,123
Escrowed/Prerefunded — 0.0%†
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	$20	$ 20,616
		$ 20,616
General Obligations — 16.9%
Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	$705	$ 706,500
Central Ohio Transit Authority, OH, 5.00%, 12/1/48	2,000	2,070,653
Cleveland, OH, 5.00%, 12/1/51	2,000	2,035,293
Columbus, OH, 5.00%, 4/1/39	2,700	2,895,103
Cuyahoga Community College District, OH, 3.50%, 12/1/39	1,400	1,228,330
Dublin School District, OH, 4.00%, 12/1/48	770	694,117
Mayfield Heights, OH, 4.00%, 12/1/48	1,250	1,095,765
Milford Exempted Village School District, OH:
5.00%, 12/1/34(2)	400	442,422
5.00%, 12/1/35(2)	340	372,678
North Canton City School District, OH, 5.00%, 10/1/49	560	569,567
North Olmsted City School District, OH, 5.00%, 10/15/48	2,500	2,542,786
North Ridgeville City School District, OH:
4.375%, 12/1/50	2,750	2,529,970
5.00%, 12/1/47	1,300	1,314,799
Norwalk City School District, OH:
5.00%, 11/1/37	325	350,104
5.00%, 11/1/39	395	419,328
5.00%, 11/1/47	1,440	1,475,833
Ohio, 4.00%, 6/15/40	1,230	1,214,981
Shaker Heights City School District, OH, 5.00%, 12/15/49	3,000	3,081,882
Summit County, OH, 5.00%, 12/1/43	1,000	1,038,429
Sylvania City School District, OH, 5.00%, 11/1/35	1,000	1,118,563
Troy City School District, OH, 5.00%, 12/1/54	1,000	1,017,167

Eaton Vance
Ohio Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Upper Arlington City School District, OH, 5.75%, 12/1/40	$500	$ 503,494
Worthington City School District, OH, 5.50%, 12/1/54	3,000	3,156,451
		$ 31,874,215
Hospital — 15.6%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron), 4.00%, 11/15/42	$1,250	$ 1,126,580
Akron, Bath and Copley Joint Township Hospital District, OH, (Summa Health Obligated Group), 4.00%, 11/15/37	525	515,954
Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	931,812
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(3)	5,150	4,448,210
Butler County, OH, (UC Health), 5.00%, 11/15/28	590	603,146
Franklin County, OH, (Nationwide Children's Hospital):
5.00%, 11/1/34	750	768,245
(SPA: JPMorgan Chase Bank, N.A.), 4.00%, 11/1/42(1)	3,000	3,000,000
Franklin County, OH, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,200,385
Franklin County, OH, (Trinity Health Credit Group):
4.00%, 12/1/44	2,445	2,168,391
5.00%, 12/1/46	3,000	2,964,591
Hamilton County, OH, (UC Health), 5.00%, 9/15/45	1,125	1,086,286
Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,018,420
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	461,817
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), (SPA: Barclays Bank PLC), 3.85%, 1/1/43(1)	1,800	1,800,000
Ohio, (Childrens Hospital Medical Center), 5.25%, 8/15/48	1,500	1,569,476
Ohio, (Cleveland Clinic Health System):
4.00%, 1/1/36	2,055	2,053,009
4.00%, 1/1/43	2,165	2,010,756
4.00%, 1/1/46	2,000	1,748,805
		$ 29,475,883
Housing — 3.2%
Dayton-Montgomery County Port Authority, OH, (Northcrest Gardens Apartments), Sustainability Bonds, (FNMA), 4.50%, 1/1/41	$995	$ 981,946
Ohio Housing Finance Agency:
3.00%, 9/1/39	375	314,400
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 9/1/44	2,965	2,844,987
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Ohio Housing Finance Agency: (continued)
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.80%, 9/1/43	$900	$ 882,529
(FHLMC), (FNMA), (GNMA), Social Bonds, 5.50%, 3/1/53	910	959,665
		$ 5,983,527
Industrial Development Revenue — 2.8%
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	$1,630	$ 1,630,836
Ohio Air Quality Development Authority, (American Electric Power Co., Inc.), (AMT), 3.75%, 1/1/29	1,000	991,529
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(4)	1,700	1,635,979
Ohio, (Republic Services, Inc.), 3.45% to 6/2/25 (Put Date), 11/1/35	1,000	1,000,260
		$ 5,258,604
Insured - Electric Utilities — 6.8%
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$2,540	$ 2,349,536
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/26	3,000	2,937,008
(NPFG), 0.00%, 2/15/27	2,500	2,369,475
(NPFG), 0.00%, 2/15/28	4,750	4,351,450
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	770	757,327
		$ 12,764,796
Insured - General Obligations — 14.9%
Cincinnati City School District, OH, (AG), 5.25%, 12/1/29(3)	$7,500	$ 8,267,775
Green Local School District, OH, (AG), 4.625%, 11/1/47	1,020	996,729
Kettering City School District, OH, (AG), 5.25%, 12/1/31	4,505	4,786,833
Mason City School District, OH, (AG), 5.25%, 12/1/31	3,525	3,877,342
Springboro Community City School District, OH, (AG), 5.25%, 12/1/30	5,000	5,478,993
Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	4,781,553
		$ 28,189,225
Insured - Hospital — 1.6%
Fayette County, OH, (AG), 5.25%, 12/1/54	$1,500	$ 1,515,521
Lucas County, OH, (ProMedica Healthcare Obligated Group), (AG), 4.00%, 11/15/45	1,725	1,505,064
		$ 3,020,585

Eaton Vance
Ohio Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.5%
Port of Greater Cincinnati Development Authority, OH, (Duke Energy Convention Center), (AG), 4.375%, 12/1/58	$970	$ 877,788
		$ 877,788
Insured - Transportation — 1.3%
Cleveland, OH, Airport System Revenue, (AG), (AMT), 5.00%, 1/1/43	$1,000	$ 991,803
Ohio, (Portsmouth Gateway Group, LLC), (AG), (AMT), 5.00%, 12/31/35	1,500	1,500,715
		$ 2,492,518
Insured - Water and Sewer — 2.0%
Newark, OH, Water System Revenue, (AG), 5.00%, 12/1/39	$3,680	$ 3,736,722
		$ 3,736,722
Other Revenue — 4.6%
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	$2,625	$ 2,497,885
5.00%, 6/1/55	1,245	1,062,909
Cuyahoga County, OH, (Cleveland Orchestra):
5.00%, 1/1/34	300	316,107
5.00%, 1/1/35	300	314,734
5.00%, 1/1/41	725	740,188
Lancaster Port Authority, OH, Gas Supply Revenue, 5.00% to 8/1/30 (Put Date), 2/1/55	2,500	2,644,500
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,085	1,085,334
		$ 8,661,657
Senior Living/Life Care — 1.5%
Franklin County, OH, (Ohio Living Communities):
4.00%, 7/1/40	$995	$ 849,817
5.25%, 7/1/41	1,500	1,506,761
Prerefunded to 7/1/28, 4.00%, 7/1/40	5	5,320
Hamilton County, OH, (Life Enriching Communities Project), 5.50%, 1/1/43	500	512,741
		$ 2,874,639
Special Tax Revenue — 1.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 196,523
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,285	2,151,542
		$ 2,348,065
Security	Principal Amount (000's omitted)	Value
Transportation — 3.7%
Cleveland, OH, Airport System Revenue, 5.00%, 1/1/31	$2,000	$ 2,193,446
Columbus Regional Airport Authority, OH, (John Glenn Columbus International Airport), 5.25%, 1/1/50	2,500	2,591,077
Ohio Turnpike and Infrastructure Commission, 4.00%, 2/15/46	2,000	1,786,268
Ohio, Major New State Infrastructure Project Revenue, 5.00%, 12/15/33	350	381,717
		$ 6,952,508
Water and Sewer — 3.9%
Cleveland, OH, Department of Public Utilities, Division of Water, 5.00%, 1/1/49	$1,075	$ 1,114,160
Cleveland, OH, Water Pollution Control Revenue:
5.00%, 11/15/49	750	763,769
Green Bonds, 5.00%, 11/15/41	945	948,183
Mahoning County, OH, Sewer System Revenue, 5.00%, 12/1/46	1,565	1,575,963
Northeast Ohio Regional Sewer District, 5.00%, 11/15/45	1,000	1,051,243
Ohio Water Development Authority, Water Pollution Control Loan Fund, Green Bonds, 4.00%, 12/1/46	2,000	1,813,809
		$ 7,267,127
Total Tax-Exempt Municipal Obligations (identified cost $197,654,382)		$194,257,579

Taxable Municipal Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.0%
JobsOhio Beverage System, OH, 4.433%, 1/1/33	$1,815	$ 1,824,111
Total Taxable Municipal Obligations (identified cost $1,799,445)		$ 1,824,111
Total Investments — 104.0% (identified cost $199,453,827)		$196,081,690
Other Assets, Less Liabilities — (4.0)%		$ (7,468,165)
Net Assets — 100.0%		$188,613,525

Eaton Vance
Ohio Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2025.
(2)	When-issued security.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $1,832,502 or 1.0% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2025, 26.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 17.1% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
XLCA	– XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at June 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$194,257,579	$ —	$194,257,579
Taxable Municipal Obligations	—	1,824,111	—	1,824,111
Total Investments	$ —	$196,081,690	$ —	$196,081,690
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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